Cost Savings Initiatives (Tables)	12 Months Ended
Dec. 27, 2014
Restructuring and Related Activities [Abstract]
Schedule of Total Cost Savings Initiatives Expenses
We recorded expenses related to our cost savings initiatives in the consolidated financial statements as follows:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Restructuring costs - Asset impairment and exit costs	$(1)	$108	$141
Implementation costs - Cost of sales	12	77	97
Implementation costs - Selling, general and administrative expenses	—	65	34
Spin-Off transition costs - Selling, general and administrative expenses	4	32	31
Other cost savings initiatives expenses - Cost of sales	49	—	—
Other cost savings initiatives expenses - Selling, general and administrative expenses	43	8	—
	$107	$290	$303

Schedule of Cost Savings Initiative Expenses by Segment
Cost savings initiatives expenses are not included in the results of our reportable segments for management or segment reporting. However, the following table summarizes the total cost savings initiatives expenses related to our reportable segments:

	For the Year Ended December 27, 2014
	Restructuring Program
	Restructuring Costs	Implementation Costs	Spin-Off Transition Costs	Other Cost Savings Initiatives Expenses	Total
	(in millions)
Cheese	$1	$6	$—	$12	$19
Beverages & Snack Nuts	(2)	1	—	6	5
Refrigerated Meals	—	2	—	29	31
Meal Solutions	—	2	—	39	41
International	—	1	—	2	3
Other Businesses	—	—	—	3	3
Corporate expenses	—	—	4	1	5
Total	$(1)	$12	$4	$92	$107

	For the Year Ended December 28, 2013
	Restructuring Program
	Restructuring Costs	Implementation Costs	Spin-Off Transition Costs	Other Cost Savings Initiatives Expenses	Total
	(in millions)
Cheese	$26	$62	$—	$—	$88
Beverages & Snack Nuts	24	27	—	—	51
Refrigerated Meals	18	17	—	—	35
Meal Solutions	21	19	—	—	40
International	10	7	—	—	17
Other Businesses	9	10	—	—	19
Corporate expenses	—	—	32	8	40
Total	$108	$142	$32	$8	$290

	For the Year Ended December 29, 2012
	Restructuring Program
	Restructuring Costs	Implementation Costs	Spin-Off Transition Costs	Other Cost Savings Initiatives Expenses	Total
	(in millions)
Cheese	$26	$72	$—	$—	$98
Beverages & Snack Nuts	52	22	—	—	74
Refrigerated Meals	19	11	—	—	30
Meal Solutions	24	14	—	—	38
International	9	5	—	—	14
Other Businesses	11	7	—	—	18
Corporate expenses	—	—	31	—	31
Total	$141	$131	$31	$—	$303

Schedule of Restructuring Costs Liability
At December 27, 2014, the restructuring costs liability balance within other current liabilities was as follows:

Severance and Related Costs
(in millions)
Liability balance, December 28, 2013	$19
Restructuring costs	(1)
Cash spent on restructuring costs	(12)
Foreign exchange	(1)
Liability balance, December 27, 2014	$5